GENERAL INFORMATION (Details Narrative)	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Interest rate	300.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	4.75%
Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	4.25%